Supplement to the
Fidelity® Equity Market Neutral Fund
Class A, Class M, Class C, Class I, and Class Z
May 23, 2024
STATEMENT OF ADDITIONAL INFORMATION

Effective December 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information replaces similar information found in the "Management Contract" section.
FDS or an affiliate, and not the fund, pays the sub-advisers. Under the terms of the sub-advisory agreements, FDS or an affiliate pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

AEMN-SSTK-1224-100-1.9918710.100	December 2, 2024

Supplement to the
Fidelity® Hedged Equity Fund
Class A, Class M, Class C, Class I, and Class Z
March 30, 2024
STATEMENT OF ADDITIONAL INFORMATION

Effective December 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information replaces similar information found in the "Management Contract" section.
FDS or an affiliate, and not the fund, pays the sub-advisers. Under the terms of the sub-advisory agreements, FDS or an affiliate pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

AFHE-SSTK-1224-100-1.9918711.100	December 2, 2024

Supplement to the
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund and Fidelity® SAI Alternative Risk Premia Strategy Fund
September 28, 2024
STATEMENT OF ADDITIONAL INFORMATION

Effective December 1, 2024, each fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information replaces similar information found in the "Management Contracts" section.
FDS or an affiliate, and not the fund, pays the sub-advisers. Under the terms of the sub-advisory agreements, FDS or an affiliate pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

COA-SSTK-1224-100-1.9918712.100	December 2, 2024

Supplement to the
Fidelity® Equity Market Neutral Fund
May 23, 2024
STATEMENT OF ADDITIONAL INFORMATION

Effective December 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information replaces similar information found in the "Management Contract" section.
FDS or an affiliate, and not the fund, pays the sub-advisers. Under the terms of the sub-advisory agreements, FDS or an affiliate pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

EMN-SSTK-1224-100-1.9918713.100	December 2, 2024

Supplement to the
Fidelity® Hedged Equity Fund
March 30, 2024
STATEMENT OF ADDITIONAL INFORMATION

Effective December 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information replaces similar information found in the "Management Contract" section.
FDS or an affiliate, and not the fund, pays the sub-advisers. Under the terms of the sub-advisory agreements, FDS or an affiliate pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

FHE-SSTK-1224-100-1.9918714.100	December 2, 2024

Supplement to the
Fidelity® Dynamic Buffered Equity ETF, Fidelity® Hedged Equity ETF, and Fidelity® Yield Enhanced Equity ETF
April 5, 2024
STATEMENT OF ADDITIONAL INFORMATION

Effective December 1, 2024, each fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information replaces similar information found in the "Management Contracts" section.
FDS or an affiliate, and not the fund, pays the sub-advisers. Under the terms of the sub-advisory agreements, FDS or an affiliate pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

HBE-SSTK-1224-100-1.9918715.100	December 2, 2024

Supplement to the
Fidelity® SAI Convertible Arbitrage Fund
March 30, 2024
STATEMENT OF ADDITIONAL INFORMATION

Effective December 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information replaces similar information found in the "Management Contract" section.
FDS or an affiliate, and not the fund, pays the sub-advisers. Under the terms of the sub-advisory agreements, FDS or an affiliate pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

SCA-SSTK-1224-100-1.9918716.100	December 2, 2024

Supplement to the
Fidelity® Macro Opportunities Fund and Fidelity® Risk Parity Fund
Class A, Class M, Class C, Class I, and Class Z
March 30, 2024
STATEMENT OF ADDITIONAL INFORMATION

Effective December 1, 2024, each fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information replaces similar information found in the "Management Contracts" section.
FDS or an affiliate, and not the fund, pays the sub-advisers. Under the terms of the sub-advisory agreements, FDS or an affiliate pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

AGMO-SSTK-1224-102-1.9910281.102	December 2, 2024

Supplement to the
Fidelity® Macro Opportunities Fund and Fidelity® Risk Parity Fund
March 30, 2024
STATEMENT OF ADDITIONAL INFORMATION

Effective December 1, 2024, each fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information replaces similar information found in the "Management Contracts" section.
FDS or an affiliate, and not the fund, pays the sub-advisers. Under the terms of the sub-advisory agreements, FDS or an affiliate pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

GMO-SSTK-1224-102-1.9910280.102	December 2, 2024